Property and Equipment - Schedule of Property and Equipment and Classification of Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 232,872	$ 191,718
Accumulated depreciation	127,346	99,614
Net book value	105,526	92,104
Impairment charge	1,709	16,838
Depreciation	41,828	38,192
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	2,649	3,160
Sales and marketing
Property, Plant and Equipment [Line Items]
Depreciation	10,103	9,710
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	20,125	19,587
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	8,951	5,735
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	159,131	131,196
Accumulated depreciation	84,930	65,052
Net book value	74,201	66,144
Computer equipment
Property, Plant and Equipment [Line Items]
Cost	33,505	24,387
Accumulated depreciation	18,241	15,056
Net book value	15,264	9,331
Furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	28,751	30,716
Accumulated depreciation	20,250	17,501
Net book value	8,501	13,215
Fulfillment robots
Property, Plant and Equipment [Line Items]
Cost	9,470
Accumulated depreciation	3,888
Net book value	5,582
Fulfillment equipment
Property, Plant and Equipment [Line Items]
Cost	2,015	5,419
Accumulated depreciation	37	2,005
Net book value	$ 1,978	$ 3,414